Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	1-13627
Entity Registrant Name	GOLDEN MINERALS COMPANY
Entity Central Index Key	0001011509
Entity Tax Identification Number	26-4413382
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1312 17th Street
Entity Address, Address Line Two	Unit 2136
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	839-5060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false